Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	iShares, Inc.
Entity Central Index Key	0000930667
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000104446 [Member]
Shareholder Report [Line Items]
Fund Name	iShares J.P. Morgan EM Local Currency Bond ETF
Class Name	iShares J.P. Morgan EM Local Currency Bond ETF
Trading Symbol	LEMB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares J.P. Morgan EM Local Currency Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares J.P. Morgan EM Local Currency Bond ETF	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 8.18%.
  For the same period, the JPM Emerging Market Bond Index returned 14.94% and the J.P. Morgan GBI-EM Global Diversified 15% Cap 4.5% Floor Index returned 5.61%.
What contributed to performance?
Emerging market sovereign bonds delivered solid returns during the reporting period, buoyed by expectations of a rate cut from the U.S. Federal Reserve, which was realized in September. In addition, emerging market economies benefited from steady economic growth and their progress in monetary easing cycles. At the country level, China observed gains following government efforts to stimulate the world’s second-largest economy, while South African local currency bonds benefited from the country’s improving economic outlook. In terms of credit quality, investment-grade bonds rated BBB and A contributed the most to the Fund’s return.
What detracted from performance?
During the reporting period, Turkey contributed negatively to performance as the government enacted extreme measures to address inflation and widening deficits. As inflation concerns returned, Brazil’s central bank began to raise borrowing costs, pushing bond prices lower. (Bond yields and prices move in opposite directions.)
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: November 1, 2014 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	8.18%	(2.01)%	(1.24)%
JPM Emerging Market Bond Index	14.94	3.99	3.40
J.P. Morgan GBI-EM Global Diversified 15% Cap 4.5% Floor Index	5.61	(1.88)	(0.89)

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 362,469,397
Holdings Count | Holding	380
Advisory Fees Paid, Amount	$ 1,283,298
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$362,469,397
Number of Portfolio Holdings	380
Net Investment Advisory Fees	$1,283,298
Portfolio Turnover Rate	31%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aa	3.3%
A	20.8%
Baa	30.9%
Ba	9.6%
Not Rated	35.4%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	15.3%
Indonesia	6.2%
Malaysia	5.7%
Mexico	5.2%
India	4.9%
Thailand	4.8%
Serbia	4.5%
Dominican Republic	4.5%
Uruguay	4.5%
South Africa	4.5%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000112502 [Member]
Shareholder Report [Line Items]
Fund Name	iShares J.P. Morgan EM Corporate Bond ETF
Class Name	iShares J.P. Morgan EM Corporate Bond ETF
Trading Symbol	CEMB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares J.P. Morgan EM Corporate Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares J.P. Morgan EM Corporate Bond ETF	$54	0.50%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 14.50%.
  For the same period, the JPM Emerging Market Bond Index returned 14.94% and the J.P. Morgan CEMBI Broad Diversified Core Index returned 14.99%.
What contributed to performance?
Emerging market bonds delivered strong returns during the reporting period as expectations of interest rate cuts and then a cut by the U.S. Federal Reserve in September helped these bonds move higher. In addition, emerging market economies benefited from steady growth and from already being in the advanced stages of their easing cycles. In this landscape, the Fund’s allocation to financial bonds contributed to the Fund’s return during the reporting period. Industrials, specifically the basic and communications sectors, also contributed to performance. At the issuer level, Hong Kong industrial bonds were meaningful contributors. From a quality perspective, bonds on the lower end of the investment grade spectrum (rated Baa by Moody’s) benefited performance, followed by the highest rated high yield bonds, rated Ba.
What detracted from performance?
During the reporting period there were no significant detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: November 1, 2014 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	14.50%	1.74%	3.10%
JPM Emerging Market Bond Index	14.94	3.99	3.40
J.P. Morgan CEMBI Broad Diversified Core Index	14.99	2.02	3.56

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 444,432,505
Holdings Count | Holding	1,085
Advisory Fees Paid, Amount	$ 2,113,528
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$444,432,505
Number of Portfolio Holdings	1,085
Net Investment Advisory Fees	$2,113,528
Portfolio Turnover Rate	30%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	0.4%
Aa	7.8%
A	17.9%
Baa	30.9%
Ba	14.8%
B	7.1%
Caa	1.6%
C	0.9%
Not Rated	18.6%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	9.4%
Brazil	5.3%
United Arab Emirates	5.2%
Saudi Arabia	4.8%
Mexico	4.8%
South Korea	4.6%
India	4.6%
Turkey	4.3%
Chile	4.1%
Hong Kong	3.9%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000112503 [Member]
Shareholder Report [Line Items]
Fund Name	iShares J.P. Morgan EM High Yield Bond ETF
Class Name	iShares J.P. Morgan EM High Yield Bond ETF
Trading Symbol	EMHY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares J.P. Morgan EM High Yield Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares J.P. Morgan EM High Yield Bond ETF	$56	0.50%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 22.87%.
  For the same period, the JPM Emerging Market Bond Index returned 14.94% and the J.P. Morgan USD Emerging Markets High Yield Bond Index returned 23.46%.
What contributed to performance?
Emerging market bonds delivered strong returns during the reporting period, as expectations of interest rate cuts and then a cut by the U.S. Federal Reserve in September helped these bonds move higher. In addition, emerging market economies benefited from steady growth and from already being in the advanced stages of their easing cycles. Both government and corporate bonds contributed to performance, with government debt, particularly sovereign issues, providing the bulk of outperformance. Within corporate bonds, financial issues benefited performance. From a quality perspective, issues rated B and Ba by Moody’s contributed the most to the Fund’s return.
What detracted from performance?
During the reporting period there were no significant detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: November 1, 2014 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	22.87%	2.54%	3.53%
JPM Emerging Market Bond Index	14.94	3.99	3.40
J.P. Morgan USD Emerging Markets High Yield Bond Index	23.46	2.96	3.84

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 457,667,766
Holdings Count | Holding	670
Advisory Fees Paid, Amount	$ 1,902,829
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$457,667,766
Number of Portfolio Holdings	670
Net Investment Advisory Fees	$1,902,829
Portfolio Turnover Rate	22%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	0.7%
Aa	0.5%
A	0.2%
Baa	8.0%
Ba	35.1%
B	25.8%
Caa	9.1%
Ca	0.8%
C	0.7%
Not Rated	19.1%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Turkey	13.5%
Brazil	12.9%
Mexico	8.2%
Colombia	7.4%
Argentina	5.7%
Dominican Republic	3.4%
South Africa	3.3%
Oman	3.2%
United Arab Emirates	2.9%
China	2.8%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000112949 [Member]
Shareholder Report [Line Items]
Fund Name	iShares US & Intl High Yield Corp Bond ETF
Class Name	iShares US & Intl High Yield Corp Bond ETF
Trading Symbol	GHYG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares US & Intl High Yield Corp Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares US & Intl High Yield Corp Bond ETF	$43	0.40%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 16.38%.
  For the same period, the iBoxx Global Government Overall USD Hedged Index returned 8.84% and the Markit iBoxx® Global Developed Markets High Yield Index returned 16.32%.
What contributed to performance?
Bond returns were supported during the reporting period by an environment of slowing pricing pressures. Amid worries about growth prospects, the European Central Bank cut rates three times, while the United States economy stayed strong, prompting the U.S. Federal Reserve Bank to wait until September before decreasing short-term interest rates for the first since 2020. In contrast, Japan ended its negative interest rate regime and raised rates. Positive returns were registered by all countries, but contributions to the Fund’s return were dominated by U.S. corporate bonds, which have benefited from solid demand amid favorable bond conditions. By credit rating, bonds rated Ba and B by Moody’s were the largest contributors.
What detracted from performance?
During the reporting period there were no significant detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: November 1, 2014 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	16.38%	3.30%	3.49%
iBoxx Global Government Index	6.24	(2.06)	(0.21)
Markit iBoxx® Global Developed Markets High Yield Index	16.32	3.42	3.64

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 148,041,255
Holdings Count | Holding	1,567
Advisory Fees Paid, Amount	$ 538,239
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$148,041,255
Number of Portfolio Holdings	1,567
Net Investment Advisory Fees	$538,239
Portfolio Turnover Rate	27%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Baa	2.4%
Ba	41.2%
B	39.7%
Caa	10.4%
Ca	1.0%
Not Rated	5.3%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	65.0%
United Kingdom	5.9%
France	5.2%
Italy	4.1%
Canada	3.5%
Germany	3.4%
Luxembourg	1.7%
Netherlands	1.7%
Israel	1.2%
Spain	1.2%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000112950 [Member]
Shareholder Report [Line Items]
Fund Name	iShares International High Yield Bond ETF
Class Name	iShares International High Yield Bond ETF
Trading Symbol	HYXU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares International High Yield Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares International High Yield Bond ETF	$43	0.40%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 15.56%.
  For the same period, the iBoxx Global Government Overall USD Hedged Index returned 8.84 and the Markit iBoxx® Global Developed Markets ex-US High Yield Index returned 15.52%.
What contributed to performance?
Bond returns were supported during the reporting period by an environment of slowing pricing pressures. Amid worries about growth prospects, the European Central Bank cut rates three times, while the United States economy stayed strong, prompting the U.S. Federal Reserve Bank to wait until September before decreasing short-term interest rates for the first since 2020. In contrast, Japan ended its negative interest rate regime and raised rates. Positive returns were registered by all countries represented in the Fund. UK bonds, particularly the industrial sector, led contributors for the Fund. Italian bonds also contributed to performance, particularly in the banking industry, benefiting from the economic and fiscal strategy navigated by the new Italian government. By credit rating, bonds rated Ba and B by Moody’s were the largest contributors.
What detracted from performance?
During the reporting period there were no significant detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: November 1, 2014 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	15.56%	2.02%	1.70%
iBoxx Global Government Index	6.24	(2.06)	(0.21)
Markit iBoxx® Global Developed Markets ex-US High Yield Index	15.52	2.24	1.96

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 51,198,963
Holdings Count | Holding	405
Advisory Fees Paid, Amount	$ 196,972
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$51,198,963
Number of Portfolio Holdings	405
Net Investment Advisory Fees	$196,972
Portfolio Turnover Rate	46%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Baa	6.6%
Ba	45.7%
B	27.7%
Caa	4.7%
Ca	1.0%
Not Rated	14.3%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
France	16.7%
Italy	15.1%
United Kingdom	13.1%
United States	12.2%
Germany	10.3%
Spain	4.5%
Luxembourg	4.3%
Greece	4.2%
Sweden	3.2%
Netherlands	3.2%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.